Note 16 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
16.	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net (loss) income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period, using the treasury stock method for options.

A reconciliation of the numerator and denominator of basic and diluted earnings (loss) per share calculations was as follows:

	Years Ended December 31
	2021	2020	2019

Net income (loss) (in thousands)	$12,113	$6,127	$(5,039)

Weighted average shares outstanding (in thousands) – basic	1,418,541	1,348,899	1,316,032

Effect of dilutive securities:
Options and RSUs (in thousands)	137,489	87,309	-

Weighted average shares outstanding (in thousands) – diluted	1,556,030	1,436,208	1,316,032

Earnings (loss) per share
Basic	$0.01	$-	$-
Diluted	$0.01	$-	$-

Earnings (loss) per ADS
Basic	$0.43	$0.23	$(0.19)
Diluted	$0.39	$0.21	$(0.19)

Certain outstanding options and RSUs were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The anti-dilutive stock options excluded and their associated exercise prices per share were 45,556,000 shares at $0.1270 to $0.1790 as of December 31, 2021, 91,498,000 shares at $0.0266 to $0.1270 as of December 31, 2020, and 167,717,500 shares at $0.0266 to $0.1636 as of December 31, 2019. The anti-dilutive RSUs excluded were 11,366,000 shares, 4,830,000 shares, and 89,445,350 shares as of December 31, 2021, 2020, and 2019, respectively.